Other liabilities and provisions	3 Months Ended
Mar. 31, 2023
Other liabilities and provisions
Other liabilities and provisions

12. Other liabilities and provisions

During the three months ended March 31, 2023, the decrease of EUR 2,776k in other liabilities was primarily due to lower accruals for outstanding invoices. During the three months ended March 31, 2023, the decrease of EUR 588k in provisions was primarily due to a consumption of the CRO provision for onerous losses.